SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands					1 Months Ended							12 Months Ended
	Oct. 01, 2018	Oct. 01, 2017 $ / shares shares	Sep. 06, 2017 ₪ / shares shares	Aug. 14, 2017 USD ($) shares	Oct. 31, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Aug. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 shares	Aug. 31, 2016 shares	May 16, 2016 USD ($) shares	Aug. 31, 2013 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2011 shares	Sep. 28, 2017 $ / shares	Apr. 30, 2016 shares	Dec. 31, 2006 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term												5 years
Vesting term												4 years
Ordinary shares available for future option grants												429,951
Number of shares issued under private placement				200,803						216,158
Value of shares issued under private placement | $				$ 400						$ 700		$ 188	$ 400	$ 700
Reverse split			one-for-three
Weighted average grant-date fair value of options granted | $ / shares													$ 1.67	$ 2.75
Total compensation cost related to options granted | $												90	$ 1	$ 205
Total unrecognized compensation cost related to non-vested share-based compensation arrangements | $												$ 153
Preferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share purchase price | $ / shares												$ 1.14
Conversion ratio												1.00
Beneficial ownership limitation												9.99%
Alpha Capital Anstalt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued under private placement						175,439
Value of shares issued under private placement | $						$ 188
Alpha Capital Anstalt [Member] | Convertible preferred shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued under private placement					1,315,789
Value of shares issued under private placement | $					$ 1,353
Options to non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares												$ 2.64
Options granted												26,667
Exercise of stock options, shares
Total stock-based compensation expense | $												$ 18
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance									482,319			315,652					26,667
Ordinary shares available for future option grants												148,986
Additional number of shares authorized for issuance									166,667		166,666
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance												183,333						66,667
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee												50,000
Additional number of shares authorized for issuance											50,000				66,666
1996 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance												250,000
2003 Israeli Share Option Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		116,667
Vesting term		4 years
Vesting percentage	25.00%	12.50%
Expiration date of options		Oct. 01, 2027
Exercise price per share | $ / shares		$ 4.5														$ 2.16
Percentage of current shareholders		50.00%
Percentage of unvested options		50.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nominal value per share | ₪ / shares			₪ 0.01
Number of outstanding ordinary shares			3,118,884
Minimum [Member] | Preferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion price | $ / shares												$ 0.10
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nominal value per share | ₪ / shares			₪ 0.03
Number of outstanding ordinary shares			9,356,652
Vexigo Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of debt converted into shares | $							$ 1,220
Amount of debt converted into shares to warrants, shares							400,000
Warrant exercise price | $ / shares							$ 3
Warrant term							5 years
Value of shares issued under private placement | $										$ 400
Exercise of stock options, shares								20,767